Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES:

	December 31
	2023	2022
Raw materials	261,192	284,028
Finished goods	3,276	20,791
Total	264,468	304,823

For the years ended December 31, 2023, 2022 and 2021, the Company wrote off inventory in the amount approximately $33 thousand, $12 thousand and $0 thousand, respectively, to cost of sales of specific inventory items that can no longer be used due to a technological obsolescence as the market has introduced new drones.